Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

14. Subsequent events.

OSR Sponsor Research Agreement

On August 1, 2023, the Company entered into a Sponsored Research Agreement (“CP1 SRA”), which was contemplated under the ARLA, pursuant to which the Company will fund feasibility studies for certain gene therapy products consisting of any lentiviral vectors regulated by miR126 and/or miR130 and/or other miRs with the same expression pattern as miR126 and miR130 in hematopoietic cells for the expression of IFN under the control of a Tie2 promoter, in combination with any immunotherapy (“Candidate Products 1”), along with three additional research projects, to be conducted at OSR. If OSR determines that additional funds are needed, OSR will inform the Company and provide an estimate for completing the research. In August 2023, the Company paid the first tranche under the CP1 SRA in the amount of €200,000.

During the period from the date of execution from the CP1 SRA until six months from the last report delivered to the Company under the CP1 SRA (the “CP1 Option Period”), the Company has the exclusive option to include certain intellectual property related to Candidate Products 1 and Candidate Products 1 as part of the licensed patents and licensed products under the ARLA. To exercise this option, the Company must pay an option exercise fee. The Company also has the right to extend the CP1 Option Period twice for additional 24-month periods. The extension requires payment of an extension fee for each 24-month extension.

Amendment to OSR Amended and Restated License Agreement

On September 28, 2023, the Company and OSR entered into an amendment to the ARLA, whereby the Company and OSR agreed that the Company had fulfilled the obligations as set forth in the ARLA specific to Candidate Products 1 pursuant to the CP1 SRA. Furthermore, the amendment provides that the Company and OSR have no further obligations to negotiate and execute a sponsored research agreement for the performance of feasibility studies related to certain gene therapy products consisting of any lentiviral vectors regulated by miR126 and/or miR130 and/or other miRs with the same expression pattern as miR126 and miR130 in hematopoietic cells for the expression of cytokines and their variants (other than IFN or in addition to IFN) under the control of a Tie2 promoter, either alone or in combination with any immunotherapy (“Candidate Products 2”). Notwithstanding the removal of the obligation to enter into a sponsor research agreement with regards to Candidate Products 2, OSR granted the Company an exclusive option, to be exercised by sending written notice to OSR on or before September 30, 2025, to include certain intellectual property related to Candidate Products 2 and Candidate Products 2 as part of the licensed patents and licensed products under the ARLA. The option fee and the Company’s fee to extend the option period, if necessary, remain consistent with the prior fees to those costs reflected in the ARLA specific to Candidate Products 2. OSR will also have the right to prepare, file and prosecute patents and patent applications with respect to the results of Candidate Products 2. The amendment provides that the costs of the foregoing activities will be borne by the Company.